UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2013

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments:

Putnam International Capital Opportunities Fund

The fund's portfolio
11/30/12 (Unaudited)

COMMON STOCKS (95.7%)(a)
			Shares	Value

Australia (3.1%)

Abacus Property Group(R)			1,893,764	$4,051,479

Cardno, Ltd.			568,769	3,531,724

Flight Centre, Ltd.(S)			180,851	5,095,872

Medusa Mining, Ltd.(S)			580,223	3,657,343

Monadelphous Group, Ltd.			227,355	5,165,315

Wotif.com Holdings, Ltd.(S)			973,903	4,888,714

				26,390,447
Austria (0.9%)

ANDRITZ AG			96,075	6,122,570

Bank Austria Creditanstalt AG (acquired 8/7/08, cost $—)(F)(RES)			471	—

EVN AG			129,468	1,934,683

				8,057,253
Canada (10.5%)

AuRico Gold, Inc.(NON)			565,600	4,469,683

Aurizon Mines, Ltd.(NON)			779,300	2,839,952

Calfrac Well Services, Ltd.			197,695	4,617,229

Canaccord Financial, Inc.(S)			564,643	2,916,010

Centerra Gold, Inc.			394,000	3,534,041

Corus Entertainment, Inc. Class B			184,300	4,241,303

Dollarama, Inc.			112,200	7,166,749

Domtar Corp.(S)			71,509	5,728,586

Ensign Energy Services, Inc.(S)			327,624	4,752,667

Industrial Alliance Insurance and Financial Services, Inc.			90,000	2,626,567

Inmet Mining Corp.			97,424	6,644,663

InnVest Real Estate Investment Trust(R)			713,600	3,110,573

Lululemon Athletica, Inc.(NON)			68,199	4,897,888

Lundin Mining Corp.(NON)			921,348	4,721,056

Methanex Corp.			200,796	6,076,335

Metro, Inc.(S)			78,600	4,839,358

Mullen Group, Ltd.			207,100	4,440,761

Open Text Corp.(NON)			110,574	6,352,704

Peyto Exploration and Development Corp.(S)			215,607	5,400,214

				89,376,339
China (1.4%)

AAC Technologies Holdings, Inc.			1,370,000	5,143,996

China BlueChemical, Ltd.			7,300,000	4,558,850

SRE Group, Ltd.			38,402,000	1,882,888

				11,585,734
Denmark (1.5%)

D/S Norden			107,994	2,857,851

DSV A/S			131,380	3,101,102

H. Lundbeck A/S			206,456	3,451,551

Sydbank A/S(NON)			200,653	3,606,388

				13,016,892
France (4.2%)

Arkema			55,487	5,675,672

Cap Gemini SA			135,751	5,746,737

Dassault Systemes SA			35,048	3,965,608

Ingenico			67,940	3,616,551

M6-Metropole Television			191,833	2,811,736

Publicis Group SA			87,718	4,961,984

SEB SA			49,957	3,459,089

Teleperformance			149,227	5,193,508

				35,430,885
Germany (7.7%)

Aurubis AG			67,895	4,314,382

Bertrandt AG			34,123	3,286,242

Bilfinger SE			49,653	4,852,905

Carl Zeiss Meditec AG			122,190	3,545,378

Celesio AG			129,783	2,204,389

Draegerwerk AG & Co., KGaA (Preference)(S)			47,763	4,596,747

Gerry Weber International AG			115,308	5,456,437

Gildemeister AG			255,506	4,918,018

Hugo Boss AG			45,772	4,800,403

Krones AG			26,955	1,540,201

Lanxess AG			61,155	5,323,290

Leoni AG			131,146	4,549,742

MTU Aero Engines Holding AG			58,641	5,215,804

Software AG			135,688	5,697,306

Stada Arzneimittel AG			83,539	2,481,491

Vossloh AG(S)			28,624	2,748,839

				65,531,574
Hong Kong (3.4%)

China New Town Development Co., Ltd.(NON)			18,024,297	755,838

Dah Sing Financial Holdings			751,600	3,214,825

Hutchison Telecommunications Hong Kong Holdings, Ltd.			11,774,000	5,241,194

SmarTone Telecommunications Holdings, Ltd.			2,516,000	4,687,755

Techtronic Industries Co.			2,231,000	4,392,798

Television Broadcasts, Ltd.			758,000	5,560,153

Wing Hang Bank, Ltd.			472,000	4,725,968

				28,578,531
Hungary (0.5%)

Richter Gedeon Nyrt			26,376	4,330,378

				4,330,378
Ireland (2.3%)

C&C Group PLC			797,067	4,244,984

Kerry Group PLC Class A			110,411	5,784,729

Kingspan Group PLC			464,549	4,917,940

United Drug PLC			1,198,537	4,973,414

				19,921,067
Italy (2.2%)

Ansaldo STS SpA			568,421	5,038,059

Danieli & Co. SpA(S)			167,342	4,951,237

De'Longhi SpA			344,927	4,553,240

Recordati SpA			518,218	4,336,989

				18,879,525
Japan (16.1%)

ABC-Mart, Inc.			83,600	3,559,605

Advance Residence Investment Corp.(R)			2,261	4,742,244

Amano Corp.			250,700	2,232,229

Asics Corp.			358,200	5,275,123

Brother Industries, Ltd.			317,800	3,080,272

Capcom Co., Ltd.			238,300	4,480,682

Chiyoda Integre Co., Ltd.			13,700	138,770

Dainippon Sumitomo Pharma Co., Ltd.			335,200	3,944,247

Disco Corp.			60,900	3,239,480

Horiba, Ltd.			90,800	2,588,464

Itochu Techno-Solutions Corp.			64,400	2,953,018

Japan Aviation Electronics Industry, Ltd.			475,000	3,929,763

Japan Petroleum Exploration Co.			64,700	2,254,120

Japan Real Estate Investment Corp.(R)			485	4,765,573

JSR Corp.			254,500	4,705,016

Kobayashi Pharmaceutical Co., Ltd.			58,400	2,911,676

Kurita Water Industries, Ltd.			213,400	4,646,728

Kuroda Electric Co., Ltd.			245,300	2,600,742

Mandom Corp.			124,300	3,315,772

Misumi Group, Inc.			174,200	4,585,601

Mitsubishi Tanabe Pharma Corp.			250,700	3,403,085

Moshi Moshi Hotline, Inc.			347,000	4,946,018

Musashino Bank, Ltd. (The)			75,300	2,501,931

Nihon Kohden Corp.			138,600	4,547,983

Nippo Corp.			263,000	3,024,492

Nitto Denko Corp.			103,700	5,402,942

NTT Urban Development Corp.			2,722	2,304,793

Ono Pharmaceutical Co., Ltd.			67,300	3,686,050

Park24 Co., Ltd.			197,000	3,326,548

Rinnai Corp.			59,900	4,170,874

Sanwa Holdings Corp.			908,000	3,667,908

Shimamura Co., Ltd.			41,200	4,163,232

Suruga Bank, Ltd. (The)			411,000	5,314,806

Suzuken Co., Ltd.			81,300	2,421,199

Taikisha, Ltd.			232,000	4,500,127

Tokai Tokyo Financial Holdings, Inc.			661,000	2,686,177

Toridoll.corp			152,900	1,984,630

Unipres Corp.			204,700	4,894,325

				136,896,245
Mexico (0.6%)

Grupo Financiero Banorte SAB de CV			878,400	5,012,947

				5,012,947
Netherlands (2.3%)

Aalberts Industries NV			236,215	4,466,828

Arcadis NV			230,644	5,354,362

Imtech NV			187,192	4,187,386

Koninklijke Boskalis Westminster NV			124,760	5,266,042

				19,274,618
Norway (2.4%)

DNO International ASA(NON)			1,299,866	2,290,189

Fred Olsen Energy ASA			97,400	4,302,179

SpareBank 1 SR-Bank ASA			615,119	3,941,922

Subsea 7 SA			192,353	4,397,552

TGS-NOPEC Geophysical Co. ASA			162,585	5,152,134

				20,083,976
Russia (0.3%)

Oriflame Cosmetics SA SDR(S)			90,329	2,538,800

				2,538,800
Singapore (1.2%)

Cape PLC			821,156	2,493,092

Great Eastern Holdings, Ltd.			219,000	2,734,360

M1, Ltd.			2,053,000	4,574,930

				9,802,382
South Korea (4.8%)

BS Financial Group, Inc.			309,870	3,462,554

Daelim Industrial Co., Ltd.			40,484	2,949,797

Daum Communications Corp.			46,281	3,628,625

DGB Financial Group, Inc.			340,110	4,240,186

Dong-A Pharmaceutical Co., Ltd.			52,307	5,192,781

GS Home Shopping, Inc.			34,087	4,658,887

Hyundai Mipo Dockyard			25,887	2,701,418

NHN Corp.			20,923	4,869,184

S1 Corp.			92,819	5,880,208

Seah Besteel Corp.			125,104	3,009,613

				40,593,253
Spain (0.4%)

Prosegur Compania de Securidad SA			679,914	3,722,746

				3,722,746
Sweden (2.4%)

AF AB Class B			176,081	4,062,380

Boliden AB			285,277	5,046,646

Intrum Justita AB			260,723	3,663,959

JM AB			184,004	3,152,766

Meda AB Class A			411,738	4,239,076

				20,164,827
Switzerland (7.0%)

Actelion, Ltd.			104,383	5,170,152

Aryzta AG			85,933	4,344,406

Baloise Holding AG			48,296	4,052,028

Banque Cantonale Vaudoise (BCV)			9,302	5,104,205

Barry Callebaut AG			5,074	5,146,822

Bucher Industries AG			23,847	4,472,438

Burckhardt Compression Holding AG			12,103	3,820,144

Dufry AG(NON)			33,987	4,558,740

Forbo Holding AG			6,703	4,321,833

Georg Fischer AG			12,121	4,492,893

Helvetia Holding AG			6,884	2,488,551

Partners Group Holding AG			32,169	7,012,127

Sika AG			1,999	4,389,732

				59,374,071
Taiwan (0.8%)

Radiant Opto-Electronics Corp.			666,543	3,016,810

TSRC Corp.			1,839,200	3,975,417

				6,992,227
United Kingdom (18.3%)

Amlin PLC			629,060	3,894,330

Ashmore Group PLC			796,845	4,598,550

Aveva Group PLC			158,886	5,210,829

Barratt Developments PLC(NON)			1,629,284	5,092,810

Berkeley Group Holdings PLC(NON)			176,895	4,653,632

Bunzl PLC			287,747	4,743,835

Burberry Group PLC			209,110	4,311,781

Close Brothers Group PLC			295,213	4,084,145

Dragon Oil PLC			501,544	4,459,697

DS Smith PLC			1,500,552	5,200,091

Halma PLC			579,575	4,054,121

Hargreaves Lansdown, PLC			338,968	4,111,099

Hiscox, Ltd.			619,473	4,771,888

IMI PLC			322,174	5,440,446

Inchcape PLC			611,468	4,189,043

Interserve PLC			826,553	4,818,991

Intertek Group PLC			104,021	5,149,711

Meggitt PLC			784,659	4,895,311

Mitie Group PLC			1,134,578	4,878,881

Morgan Sindall Group PLC			258,246	2,143,220

Next PLC			101,950	5,979,851

Persimmon PLC			327,253	4,199,712

Rathbone Brothers PLC			223,074	4,449,607

Rotork PLC			152,697	6,067,162

Savills PLC			732,595	5,251,257

Schroders PLC			192,254	4,915,997

Segro PLC(R)			622,487	2,356,662

Spectris PLC			169,123	5,210,571

Speedy Hire PLC			5,365,898	3,030,435

Tate & Lyle PLC			551,623	6,831,644

UBM PLC			418,242	4,931,838

Ultra Electronics Holdings PLC			103,917	2,715,463

Whitbread PLC			142,101	5,461,737

William Hill PLC			565,528	3,055,238

				155,159,585
United States (1.4%)

Amdocs, Ltd.			134,692	4,506,794

Aspen Insurance Holdings, Ltd.(S)			153,914	4,817,508

Axis Capital Holdings, Ltd.			62,562	2,250,355

				11,574,657

Total common stocks (cost $710,906,010)				$812,288,959

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Nieuwe Steen Investments NV (Netherlands)(F)	4/1/13	EUR 0.01	126,921	$165

Total warrants (cost $—)				$165

SHORT-TERM INVESTMENTS (8.6%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.20%(d)			42,786,020	$42,786,020

Putnam Money Market Liquidity Fund 0.16%(AFF)			26,964,682	26,964,682

SSgA Prime Money Market Fund 0.10%(P)			700,000	700,000

U.S. Treasury Bills with an effective yield of 0.172%, May 30, 2013(SEGSF)			$491,000	490,685

U.S. Treasury Bills with an effective yield of 0.097%, January 10, 2013			241,000	240,974

U.S. Treasury Bills with effective yields ranging from 0.182% to 0.189%, May 2, 2013(SEGSF)			1,195,000	1,194,403

U.S. Treasury Bills with effective yields ranging from 0.094% to 0.102%, December 13, 2012			781,000	780,975

Total short-term investments (cost $73,157,280)				$73,157,739

TOTAL INVESTMENTS

Total investments (cost $784,063,290)(b)				$885,446,863

FORWARD CURRENCY CONTRACTS at 11/30/12 (aggregate face value $221,064,496) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	12/20/12	$2,167,687	$2,157,938	$9,749
	Euro	Buy	12/20/12	3,554,506	3,637,748	(83,242)
Barclays Bank PLC
	British Pound	Buy	12/20/12	196,740	200,142	(3,402)
	Canadian Dollar	Buy	12/20/12	2,657,569	2,645,652	11,917
	Euro	Buy	12/20/12	6,475,792	6,463,755	12,037
	Hong Kong Dollar	Sell	12/20/12	7,412,808	7,413,196	388
	Japanese Yen	Buy	12/20/12	4,186,545	4,300,513	(113,968)
	Norwegian Krone	Sell	12/20/12	2,238,700	2,229,908	(8,792)
	Singapore Dollar	Buy	12/20/12	1,620,180	1,620,419	(239)
Citibank, N.A.
	Australian Dollar	Buy	12/20/12	4,221,450	4,199,123	22,327
	British Pound	Buy	12/20/12	535,268	539,598	(4,330)
	Danish Krone	Sell	12/20/12	4,396,834	4,310,390	(86,444)
	Euro	Buy	12/20/12	12,513,613	12,489,680	23,933
	Singapore Dollar	Buy	12/20/12	5,836,613	5,815,104	21,509
Credit Suisse AG
	Australian Dollar	Buy	12/20/12	4,248,967	4,226,556	22,411
	British Pound	Buy	12/20/12	3,010,864	2,932,488	78,376
	Canadian Dollar	Buy	12/20/12	3,767,573	3,751,152	16,421
	Euro	Buy	12/20/12	8,777,259	8,758,987	18,272
	Japanese Yen	Buy	12/20/12	16,249,779	16,766,546	(516,767)
	New Zealand Dollar	Buy	12/20/12	1,552,507	1,557,094	(4,587)
	Norwegian Krone	Sell	12/20/12	5,290,880	5,271,148	(19,732)
Deutsche Bank AG
	Australian Dollar	Buy	12/20/12	1,856,975	1,847,270	9,705
	Euro	Buy	12/20/12	12,398,364	12,376,653	21,711
	Swiss Franc	Sell	12/20/12	40,800	21,191	(19,609)
Goldman Sachs International
	Australian Dollar	Buy	12/20/12	2,990,485	2,974,568	15,917
	Australian Dollar	Sell	12/20/12	2,990,485	2,982,246	(8,239)
	Euro	Sell	12/20/12	2,449,104	2,525,404	76,300
	Japanese Yen	Buy	12/20/12	139,291	143,113	(3,822)
	Japanese Yen	Sell	12/20/12	139,291	143,291	4,000
	Swedish Krona	Buy	12/20/12	11,463	11,446	17
HSBC Bank USA, National Association
	Australian Dollar	Buy	12/20/12	2,961,196	2,947,253	13,943
	Euro	Sell	12/20/12	9,574,635	9,552,716	(21,919)
	Hong Kong Dollar	Sell	12/20/12	6,876,347	6,875,737	(610)
	Norwegian Krone	Sell	12/20/12	6,483,927	6,448,151	(35,776)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	12/20/12	1,850,617	1,841,265	9,352
	British Pound	Buy	12/20/12	250,091	250,319	(228)
	British Pound	Sell	12/20/12	250,091	252,149	2,058
	Euro	Buy	12/20/12	32,910	32,840	70
	Japanese Yen	Buy	12/20/12	1,775,653	1,705,859	69,794
	Norwegian Krone	Buy	12/20/12	1,008,177	1,004,430	3,747
	Singapore Dollar	Buy	12/20/12	1,620,180	1,614,735	5,445
	Singapore Dollar	Sell	12/20/12	1,620,180	1,620,359	179
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	12/20/12	1,684,473	1,695,767	(11,294)
	Euro	Sell	12/20/12	6,719,948	6,703,015	(16,933)
	Japanese Yen	Buy	12/20/12	320,871	329,707	(8,836)
	Japanese Yen	Sell	12/20/12	320,871	330,024	9,153
State Street Bank and Trust Co.
	Australian Dollar	Buy	12/20/12	5,390,607	5,362,019	28,588
	Canadian Dollar	Buy	12/20/12	507,502	505,277	2,225
	Euro	Buy	12/20/12	6,510,783	6,496,529	14,254
	Israeli Shekel	Buy	12/20/12	5,951,664	5,799,612	152,052
	Norwegian Krone	Sell	12/20/12	3,378,852	3,365,015	(13,837)
	Swedish Krona	Buy	12/20/12	2,201,375	2,173,400	27,975
UBS AG
	Australian Dollar	Buy	12/20/12	4,363,830	4,340,477	23,353
	British Pound	Sell	12/20/12	2,691,081	2,712,803	21,722
	Euro	Sell	12/20/12	10,079,988	10,059,043	(20,945)
	Norwegian Krone	Buy	12/20/12	1,429,438	1,449,909	(20,471)
WestPac Banking Corp.
	Australian Dollar	Buy	12/20/12	3,704,361	3,684,538	19,823
	British Pound	Buy	12/20/12	4,144,203	4,176,550	(32,347)
	Euro	Sell	12/20/12	3,428,590	3,422,679	(5,911)

Total						$(293,557)

Key to holding's currency abbreviations
EUR	Euro
Key to holding's abbreviations
SDR	Swedish Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2012 through November 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $848,674,996.
(b)	The aggregate identified cost on a tax basis is $788,978,109, resulting in gross unrealized appreciation and depreciation of $146,424,885 and $49,956,131, respectively, or net unrealized appreciation of $96,468,754.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was less than $1, or less than 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$17,980,559	$67,382,618	$58,398,495	$9,194	$26,964,682
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $40,807,831 which includes an amount for securities that are deemed worthless at period end. Certain of these securities were sold prior to the close of the reporting period.
The fund received cash collateral of $42,786,020, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $581,167 to cover certain derivatives contracts.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Industrials	23.1%
	Consumer discretionary	17.6
	Financials	15.6
	Materials	10.5
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $242,296 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $694,870 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $710,590.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$26,390,447	$—	$—
Austria	8,057,253	—	—
Canada	89,376,339	—	—
China	11,585,734	—	—
Denmark	13,016,892	—	—
France	35,430,885	—	—
Germany	65,531,574	—	—
Hong Kong	28,578,531	—	—
Hungary	4,330,378	—	—
Ireland	19,921,067	—	—
Italy	18,879,525	—	—
Japan	136,896,245	—	—
Mexico	5,012,947	—	—
Netherlands	19,274,618	—	—
Norway	20,083,976	—	—
Russia	2,538,800	—	—
Singapore	9,802,382	—	—
South Korea	40,593,253	—	—
Spain	3,722,746	—	—
Sweden	20,164,827	—	—
Switzerland	59,374,071	—	—
Taiwan	6,992,227	—	—
United Kingdom	155,159,585	—	—
United States	11,574,657	—	—
Total common stocks	812,288,959	—	—
Warrants	—	—	165
Short-term investments	27,664,682	45,493,057	—

Totals by level	$839,953,641	$45,493,057	$165

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(293,557)	$—

Totals by level	$—	$(293,557)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$768,723	$1,062,280
Equity contracts	165	—

Total	$768,888	$1,062,280

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2013

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 28, 2013

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments:

Putnam Small Cap Value Fund

The fund's portfolio
11/30/12 (Unaudited)

COMMON STOCKS (96.3%)(a)
	Shares	Value

Aerospace and defense (1.3%)

Esterline Technologies Corp.(NON)	13,612	$832,238

Huntington Ingalls Industries, Inc.(NON)	18,700	763,895

Innovative Solutions & Support, Inc.(NON)	104,405	446,853

		2,042,986
Airlines (0.2%)

SkyWest, Inc.(S)	30,342	351,664

		351,664
Auto components (0.8%)

American Axle & Manufacturing Holdings, Inc.(NON)	44,000	460,240

Modine Manufacturing Co.(NON)	30,636	226,706

Stoneridge, Inc.(NON)(S)	100,915	497,511

		1,184,457
Building products (0.6%)

NCI Building Systems, Inc.(NON)	66,600	871,794

		871,794
Capital markets (2.2%)

Cowen Group, Inc. Class A(NON)	308,054	714,685

Horizon Technology Finance Corp.	47,879	672,700

Medley Capital Corp.	71,700	977,271

THL Credit, Inc.	66,200	959,900

		3,324,556
Chemicals (3.9%)

Cabot Corp.	20,700	781,011

HB Fuller Co.	18,800	617,580

LSB Industries, Inc.(NON)	22,700	758,861

Minerals Technologies, Inc.	14,700	1,087,800

Olin Corp.(S)	39,700	822,981

OM Group, Inc.(NON)	38,800	774,836

RPM International, Inc.	37,900	1,099,479

		5,942,548
Commercial banks (9.4%)

Bancorp, Inc. (The)(NON)	91,763	1,069,957

Eagle Bancorp, Inc.(NON)	45,400	884,392

Financial Institutions, Inc.(S)	57,700	1,073,797

First Citizens BancShares, Inc. Class A	3,994	659,010

First Connecticut Bancorp, Inc.(S)	30,100	410,263

First Midwest Bancorp, Inc.	73,100	913,750

First of Long Island Corp. (The)(S)	22,209	632,734

Investors Bancorp, Inc.	67,972	1,163,681

Lakeland Financial Corp.(S)	30,300	749,622

Metro Bancorp, Inc.(NON)	60,809	779,571

National Bank Holdings Corp. Class A(NON)	35,211	645,066

Oriental Financial Group (Puerto Rico)(S)	110,300	1,328,012

Popular, Inc. (Puerto Rico)(NON)	49,320	975,056

PrivateBancorp, Inc.	12,947	212,201

State Bank Financial Corp.	60,800	956,992

TCF Financial Corp.(S)	75,300	894,564

Western Alliance Bancorp(NON)(S)	105,800	1,074,928

		14,423,596
Commercial services and supplies (3.6%)

ACCO Brands Corp.(NON)(S)	130,550	879,907

Deluxe Corp.(S)	41,600	1,198,080

Encore Capital Group, Inc.(NON)	33,540	891,493

Ennis, Inc.	51,921	790,238

Portfolio Recovery Associates, Inc.(NON)(S)	9,100	899,262

Steelcase, Inc. Class A	75,300	876,492

		5,535,472
Communications equipment (2.8%)

Emulex Corp.(NON)	156,800	1,152,480

Extreme Networks(NON)	290,280	1,045,008

Oplink Communications, Inc.(NON)	66,455	1,030,053

Polycom, Inc.(NON)	101,300	1,059,598

		4,287,139
Computers and peripherals (2.2%)

BancTec, Inc. 144A(F)(NON)	160,833	651,374

Datalink Corp.(NON)(S)	106,738	922,216

Electronics for Imaging, Inc.(NON)	52,600	965,736

Lexmark International, Inc. Class A(S)	35,900	873,447

SMART Technologies, Inc. Class A (Canada)(NON)	18,793	26,310

		3,439,083
Construction and engineering (1.6%)

EMCOR Group, Inc.	32,400	1,064,340

Great Lakes Dredge & Dock Corp.	102,300	903,309

Orion Marine Group, Inc.(NON)	50,800	360,680

UniTek Global Services, Inc.(NON)	47,848	190,435

		2,518,764
Containers and packaging (1.0%)

Grief, Inc. Class A	19,400	795,982

Rock-Tenn Co. Class A	12,100	786,984

		1,582,966
Distributors (0.9%)

Core-Mark Holding Co., Inc.	20,966	959,195

VOXX International Corp.(NON)	63,500	427,990

		1,387,185
Diversified consumer services (0.7%)

Corinthian Colleges, Inc.(NON)(S)	194,400	431,568

Steiner Leisure, Ltd. (Bahamas)(NON)	15,100	694,600

		1,126,168
Diversified financial services (0.7%)

NewStar Financial, Inc.(NON)(S)	13,087	165,027

PHH Corp.(NON)(S)	38,700	847,917

		1,012,944
Diversified telecommunication services (0.6%)

Cogent Communications Group, Inc.(S)	44,810	947,283

		947,283
Electric utilities (3.4%)

IDACORP, Inc.	17,900	764,509

NV Energy, Inc.	84,700	1,552,551

Portland General Electric Co.	31,900	862,257

UIL Holdings Corp.(S)	28,095	1,007,768

UNS Energy Corp.	24,500	1,043,210

		5,230,295
Electrical equipment (0.4%)

General Cable Corp.(NON)	24,000	689,040

		689,040
Electronic equipment, instruments, and components (0.6%)

Electro Scientific Industries, Inc.	82,098	889,942

		889,942
Energy equipment and services (1.4%)

Key Energy Services, Inc.(NON)	88,200	590,058

Pioneer Energy Services Corp.(NON)(S)	90,125	651,604

Tidewater, Inc.	20,300	910,658

		2,152,320
Food and staples retail (1.5%)

Harris Teeter Supermarkets, Inc.	13,800	524,262

Spartan Stores, Inc.(S)	58,036	872,861

Weis Markets, Inc.(S)	23,900	934,729

		2,331,852
Food products (1.0%)

Post Holdings, Inc.(NON)	27,700	953,988

Sanderson Farms, Inc.(S)	13,400	642,798

		1,596,786
Gas utilities (1.0%)

Southwest Gas Corp.(S)	35,600	1,493,064

		1,493,064
Health-care equipment and supplies (0.8%)

Cutera, Inc.(NON)	87,640	828,198

Syneron Medical, Ltd. (Israel)(NON)	55,200	460,368

		1,288,566
Health-care providers and services (4.1%)

Addus HomeCare Corp.(NON)	102,413	694,360

Centene Corp.(NON)	26,900	1,181,179

Ensign Group, Inc. (The)	40,900	1,054,811

PharMerica Corp.(NON)(S)	103,600	1,495,984

Providence Service Corp. (The)(NON)	54,800	762,816

Triple-S Management Corp. Class B (Puerto Rico)(NON)	59,500	1,038,275

		6,227,425
Health-care technology (0.5%)

MedAssets, Inc.(NON)	51,400	827,540

		827,540
Hotels, restaurants, and leisure (0.7%)

Marriott Vacations Worldwide Corp.(NON)	20,710	824,465

Morgans Hotel Group Co.(NON)	44,472	260,161

		1,084,626
Household durables (1.9%)

La-Z-Boy, Inc.(NON)(S)	61,000	910,120

M/I Homes, Inc.(NON)(S)	49,628	1,092,312

Newell Rubbermaid, Inc.	42,000	916,020

		2,918,452
Household products (0.2%)

Spectrum Brands Holdings, Inc.(NON)	6,700	320,461

		320,461
Insurance (6.4%)

Allied World Assurance Co. Holdings AG	19,400	1,574,698

American Financial Group, Inc.	24,932	988,554

Amtrust Financial Services, Inc.(S)	14,630	421,637

Arch Capital Group, Ltd.(NON)(S)	32,600	1,470,260

Employers Holdings, Inc.(S)	38,795	740,597

Maiden Holdings, Ltd. (Bermuda)	91,400	820,772

PartnerRe, Ltd.(S)	11,500	953,120

Reinsurance Group of America, Inc. Class A	19,319	989,133

Validus Holdings, Ltd.(S)	54,313	1,925,939

		9,884,710
Internet software and services (1.9%)

Earthlink, Inc.	169,700	1,120,020

Perficient, Inc.(NON)	67,900	739,431

Web.com Group, Inc.(NON)(S)	73,897	1,116,584

		2,976,035
IT Services (1.5%)

Ciber, Inc.(NON)	220,300	669,712

Convergys Corp.(S)	55,900	872,599

InterXion Holding NV (Netherlands)(NON)	35,200	764,192

		2,306,503
Leisure equipment and products (1.2%)

Brunswick Corp.	32,100	827,217

LeapFrog Enterprises, Inc.(NON)(S)	104,900	955,639

		1,782,856
Machinery (2.4%)

Columbus McKinnon Corp.(NON)(S)	41,700	623,832

Edwards Group, Ltd. ADR (United Kingdom)(NON)	107,941	726,443

EnPro Industries, Inc.(NON)(S)	17,000	667,760

Hyster-Yale Materials Holdings, Inc.(NON)	12,700	526,796

Hyster-Yale Materials Holdings, Inc. Class B(F)(NON)	7,400	306,952

Manitowoc Co., Inc. (The)(S)	54,300	814,500

		3,666,283
Media (0.3%)

MDC Partners, Inc.	45,300	480,180

		480,180
Metals and mining (0.6%)

Metals USA Holdings Corp.	59,515	930,815

		930,815
Multi-utilities (1.0%)

Avista Corp.	23,500	557,185

CMS Energy Corp.(S)	39,400	962,542

		1,519,727
Multiline retail (0.4%)

Gordmans Stores, Inc.(NON)	40,512	585,804

		585,804
Oil, gas, and consumable fuels (3.9%)

Energen Corp.(S)	26,000	1,157,780

EPL Oil & Gas, Inc.(NON)	35,000	734,650

EXCO Resources, Inc.(S)	80,800	627,008

Gulfport Energy Corp.(NON)	20,800	791,232

Midstates Petroleum Co., Inc.(NON)	54,700	375,789

Scorpio Tankers, Inc. (Monaco)(NON)	108,118	691,955

SM Energy Co.	13,400	665,846

Swift Energy Co.(NON)(S)	56,100	868,428

		5,912,688
Paper and forest products (0.6%)

Domtar Corp. (Canada)(S)	11,900	953,309

		953,309
Pharmaceuticals (0.5%)

Medicines Co. (The)(NON)	37,950	814,787

		814,787
Professional services (0.6%)

Kforce, Inc.(NON)(S)	69,500	893,770

		893,770
Real estate investment trusts (REITs) (7.4%)

American Assets Trust, Inc.	29,401	800,589

American Capital Agency Corp.	23,600	744,580

Campus Crest Communities, Inc.	78,451	897,479

Colony Financial, Inc.	53,500	1,071,070

Education Realty Trust, Inc.	72,294	745,351

EPR Properties	19,600	888,860

MFA Financial, Inc.	99,760	838,982

One Liberty Properties, Inc.	44,370	865,659

Piedmont Office Realty Trust, Inc. Class A	36,100	637,165

PS Business Parks, Inc.	11,500	741,635

Summit Hotel Properties, Inc.	172,114	1,511,161

Taubman Centers, Inc.	9,800	759,206

Two Harbors Investment Corp.	74,800	846,736

		11,348,473
Road and rail (1.1%)

Quality Distribution, Inc.(NON)	83,400	557,946

Roadrunner Transportation Systems, Inc.(NON)(S)	34,100	614,141

Saia, Inc.(NON)	25,655	555,687

		1,727,774
Semiconductors and semiconductor equipment (3.5%)

Ambarella, Inc.(NON)	57,227	498,447

Entropic Communications, Inc.(NON)	171,700	891,123

Integrated Silicon Solutions, Inc.(NON)	109,800	961,848

Photronics, Inc.(NON)(S)	162,400	836,360

RF Micro Devices, Inc.(NON)	240,600	1,039,392

Silicon Image, Inc.(NON)	231,600	1,079,256

		5,306,426
Software (1.2%)

Actuate Corp.(NON)	134,800	718,484

Mentor Graphics Corp.(NON)	75,600	1,128,708

		1,847,192
Specialty retail (5.1%)

Aaron's, Inc.	34,350	985,845

American Eagle Outfitters, Inc.	36,600	775,920

ANN, Inc.(NON)	15,200	509,960

Ascena Retail Group, Inc.(NON)	34,400	691,440

GameStop Corp. Class A(S)	34,500	905,625

Lithia Motors, Inc. Class A(S)	27,200	973,216

Pep Boys - Manny, Moe & Jack (The)(S)	80,000	845,600

Sonic Automotive, Inc. Class A(S)	54,500	1,075,830

Stage Stores, Inc.(S)	41,600	1,076,192

		7,839,628
Textiles, apparel, and luxury goods (1.0%)

G-III Apparel Group, Ltd.(NON)(S)	21,900	833,295

PVH Corp.	6,064	694,874

		1,528,169
Thrifts and mortgage finance (4.4%)

Berkshire Hills Bancorp, Inc.(S)	40,700	938,542

BofI Holding, Inc.(NON)	39,082	1,041,926

Brookline Bancorp, Inc.	95,800	810,468

EverBank Financial Corp.	62,577	924,888

Flushing Financial Corp.	5,884	88,025

Rockville Financial, Inc.	76,900	998,162

United Financial Bancorp, Inc.	61,700	959,435

Walker & Dunlop, Inc.(NON)	56,522	929,787

		6,691,233
Trading companies and distributors (0.9%)

DXP Enterprises, Inc.(NON)(S)	14,600	705,034

MRC Global, Inc.(NON)	26,769	750,335

		1,455,369
Transportation infrastructure (0.4%)

Aegean Marine Petroleum Network, Inc. (Greece)(S)	122,700	552,148

		552,148

Total common stocks (cost $142,151,344)		$148,032,853

INVESTMENT COMPANIES (1.3%)(a)
	Shares	Value

Hercules Technology Growth Capital, Inc.	97,378	$1,046,814

New Mountain Finance Corp.	63,300	960,894

Total investment Companies (cost $2,002,339)		$2,007,708

SHORT-TERM INVESTMENTS (22.3%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund 0.16%(AFF)	3,967,746	$3,967,746

Putnam Cash Collateral Pool, LLC 0.20%(d)	30,397,058	30,397,058

Total short-term investments (cost $34,364,804)		$34,364,804

TOTAL INVESTMENTS

Total investments (cost $178,518,487)(b)		$184,405,365

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2012 through November 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $153,799,483.
(b)	The aggregate identified cost on a tax basis is $179,257,715, resulting in gross unrealized appreciation and depreciation of $20,194,600 and $15,046,950, respectively, or net unrealized appreciation of $5,147,650.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$6,436,954	$33,781,133	$36,250,341	$5,353	$3,967,746
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $29,581,424.
The fund received cash collateral of $30,397,058, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$19,917,525	$—	$—
Consumer staples	4,249,099	—	—
Energy	8,065,008	—	—
Financials	46,685,512	—	—
Health care	9,158,318	—	—
Industrials	19,998,112	—	306,952
Information technology	20,400,946	651,374	—
Materials	9,409,638	—	—
Telecommunication services	947,283	—	—
Utilities	8,243,086	—	—
Total common stocks	147,074,527	651,374	306,952
Investment companies	2,007,708	—	—
Short-term investments	3,967,746	30,397,058	—

Totals by level	$153,049,981	$31,048,432	$306,952

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2013